Critical Accounting Estimates and Judgements (Tables)	12 Months Ended
Dec. 31, 2023
Critical Accounting Estimates And Judgments [Abstract]
Sensitivity analysis for revenue
The table below illustrates the sensitivity analysis of the Group’s reported profit to a 10% increase or decrease in the estimated future costs to be incurred in the delivery of partially unsatisfied performance obligations relating to the Group’s revenue contracts as at December 31, 2023.

	Change in Estimated Future Costs	Effect on Profit Before Tax	Effect on Equity
		£’000	£’000
Impact on change in the estimated future costs to be incurred in delivering partially unsatisfied performance obligations	+10%	(1,145)	(1,145)
	-10%	1,289	1,289